Consolidated Balance Sheets Consolidated Balance Sheet Parenthetical (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts Receivable	$ 1,576	$ 3,374
Straight-Line Rents Receivable Allowance	9,350	6,091
Accumulated Amortization, Deferred Finance Costs	37,016	48,218
Lease-Related Assets, Accumulated Amortization	394,049	372,047
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	400,000	400,000
Common Stock, Shares, Issued	326,399	279,423
Common Stock, Shares, Outstanding	326,399	279,423
Preferred Stock, Shares Authorized	5,000	5,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Issued	1,791	2,503
Preferred Stock, Shares Outstanding	1,791	2,503
Duke Realty Limited Partnership [Member]
Allowance for Doubtful Accounts Receivable	1,576	3,374
Straight-Line Rents Receivable Allowance	9,350	6,091
Accumulated Amortization, Deferred Finance Costs	37,016	48,218
Lease-Related Assets, Accumulated Amortization	$ 394,049	$ 372,047
General Partners' Capital Account, Units Issued	326,399	279,423
General Partners' Capital Account, Units Outstanding	326,399	279,423
Preferred Units, Issued	1,791	2,503
Preferred Units, Outstanding	1,791	2,503
Limited Partners' Capital Account, Units Issued	4,387	4,419
Limited Partners' Capital Account, Units Outstanding	4,387	4,419